International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating activities:
Net income	$ 107,835,000	$ 127,149,000	$ 130,023,000
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures		9,000	35,000
Investment securities transactions, net	(38,446,000)	(17,285,000)	(33,209,000)
Accretion of investment securities discounts	(3,195,000)	(2,081,000)	(1,693,000)
Stock compensation expense	474,000	387,000	534,000
Increase (decrease) in other liabilities	7,106,000	(4,966,000)	1,652,000
Net cash provided by operating activities	160,013,000	180,823,000	178,155,000
Investing activities:
Principal collected on mortgage-backed securities	1,294,197,000	999,419,000	1,085,817,000
Net cash (used in) provided by investing activities	(261,016,000)	207,133,000	(255,443,000)
Financing activities:
Redemption of Series A preferred shares	(216,000,000)
Proceeds from stock transactions	51,000	113,000	484,000
Payments of cash dividends - common	(26,894,000)	(25,648,000)	(24,444,000)
Payments of cash dividends - preferred	(10,260,000)	(10,800,000)	(10,800,000)	(41,520,139)
Purchase of treasury stock	(1,716,000)	(6,435,000)	(6,949,000)
Net cash provided by (used in) financing activities	122,218,000	(323,885,000)	50,464,000
Increase (decrease) in cash and cash equivalents	21,215,000	64,071,000	(26,824,000)
Cash and cash equivalents at beginning of year	261,885,000	197,814,000	224,638,000
Cash and cash equivalents at end of year	283,100,000	261,885,000	197,814,000	283,100,000
Parent Company
Operating activities:
Net income	107,835,000	127,149,000	130,023,000
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures		9,000	35,000
Investment securities transactions, net		2,000	1,135,000
Accretion of investment securities discounts			(232,000)
Stock compensation expense	474,000	387,000	534,000
Increase (decrease) in other liabilities	6,711,000	(3,234,000)	4,976,000
Equity in distributed (undistributed) net income of subsidiaries	119,181,000	(78,806,000)	(81,923,000)
Net cash provided by operating activities	234,201,000	45,507,000	54,548,000
Investing activities:
Principal collected on mortgage-backed securities	1,985,000	1,355,000	3,324,000
Net decrease (increase) in notes receivable	86,000	(245,000)	(150,000)
Decrease (increase) in other assets and other investments	6,418,000	(4,193,000)	(8,311,000)
Net cash (used in) provided by investing activities	8,489,000	(3,083,000)	(5,137,000)
Financing activities:
Repayment of trust preferred securities		10,400,000
Redemption of Series A preferred shares	(216,000,000)
Proceeds from stock transactions	51,000	113,000	484,000
Payments of cash dividends - common	(26,894,000)	(25,648,000)	(24,444,000)
Payments of cash dividends - preferred	(10,260,000)	(10,800,000)	(10,800,000)
Purchase of treasury stock	(1,716,000)	(6,435,000)	(6,949,000)
Net cash provided by (used in) financing activities	(254,819,000)	(53,170,000)	(41,709,000)
Increase (decrease) in cash and cash equivalents	(12,129,000)	(10,746,000)	7,702,000
Cash and cash equivalents at beginning of year	13,668,000	24,414,000	16,712,000
Cash and cash equivalents at end of year	$ 1,539,000	$ 13,668,000	$ 24,414,000	$ 1,539,000